Offerings - Offering: 1	Jan. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share, as represented by American Depositary Shares
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	American Depositary Shares ("ADSs") issuable upon deposit of the common shares registered hereby are being registered pursuant to a separate Registration Statement on Form F-6. Each ADS represents one (1) common share. Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended.